SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation [Abstract]
Summary Of Stock Options And RSUs Granted
The following is a summary of the Company's stock options and RSUs granted among the various plans:
	Year ended December 31, 2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	7,939,978	$3.61	3.75	$2,839
Granted	1,273,145	3.33
Exercised	(1,930,244)	1.44
Forfeited or expired	(531,273)	6.00

Outstanding at end of the year	6,751,606	3.99	3.47	7,937

Options exercisable at end of the year	4,150,587	4.97	2.76	4,517

Vested and expected to vest	6,325,305	4.09	3.36	7,501

	Year ended December 31, 2018
	Number of RSUs	Aggregate intrinsic value

Outstanding at beginning of year	327,093	$648
Granted	186,608
Exercised	(112,665)
Forfeited	(24,225)

Outstanding at end of the year	376,811	1,424

Vested and expected to vest	264,496	1,000

Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price
The following is a summary of the Company's stock options and RSUs granted separated into ranges of exercise price:

Exercise price (range)	Options and RSUs outstanding as of December 31, 2018	Weighted average remaining contractual life (years)	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2018	Weighted average remaining contractual life (years for exercisable options)	Weighted average exercise price
$			$			$

RSUs 0.0	376,811	-	0.00	-	-	0.00
0.01-2.00	1,899,640	2.74	1.20	1,209,876	2.58	1.19
2.01-4.00	3,070,807	4.64	2.79	1,159,552	3.79	2.89
4.01-6.00	478,501	2.10	4.97	478,501	2.10	4.97
6.01-8.00	31,000	3.72	6.50	31,000	3.72	6.50
8.01-10.00	643,574	2.60	9.07	643,574	2.60	9.07
10.01-13.04	628,084	1.85	12.36	628,084	1.85	12.36

	7,128,417			4,150,587

Schedule Of Equity-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2016, 2017 and 2018, was comprised as follows:

	Year ended December 31,
	2016	2017	2018

Cost of revenues	$30	$54	$42
Research and development	151	229	313
Selling and marketing	369	292	640
General and administrative	521	628	985

Total share-based compensation expenses	$1,071	$1,203	$1,980